CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			213 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (11,422,025)	$ (15,196,129)	$ (17,140,208)	$ (152,448,812)
Items not affecting cash:
Depreciation	102,941	150,654	196,221	1,530,008
Stock-based compensation	1,422,297	1,207,878	991,161	24,176,057
Loss from equity investee	146,051	1,012,156	2,397,085	5,076,836
Interest expense	260,453	229,359	151,952	714,771
Deferred income tax expense (recovery)	(2,381,868)	329,770	(4,981,884)	(7,579,394)
Gain on sale of mineral property interest	(451,892)	(104,914)	(1,574,523)	(2,131,329)
Impairment of mineral property interests	437,732	486,746	531,005	1,455,483
Gain on sale of investments	0	0	(3,326,275)	(3,326,275)
Fair value adjustment of asset backed commercial paper	0	0	0	2,332,531
Escrow shares compensation	0	0	0	2,001,832
Mineral property interest paid in stock and warrants	0	0	0	4,052,698
Other items not affecting cash	(875,087)	(111,618)	(111,807)	(941,288)
Changes in assets and liabilities:
Receivables	6,109	209,098	(126,216)	(114,846)
Prepaid expenses	(22,569)	197,321	165,271	(675,809)
Other assets	(3,592)	22,913	0	19,321
Accounts payable and accrued liabilities	760,600	(1,235,090)	438,197	1,038,004
Deposit on metal credit delivering obligation	40,000,000	0	0	40,000,000
Net cash provided by (used in) operating activities	27,979,150	(12,801,856)	(22,390,021)	(84,820,212)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	9,722,897	1,628,583	14,683,949	140,726,891
Share issue costs	(86,636)	(108,058)	(1,065,065)	(4,952,907)
Net cash provided by financing activities	9,636,261	1,520,525	13,618,884	135,773,984
CASH FLOWS FROM INVESTING ACTIVITIES
Mineral property interests	(50,000)	(3,910,000)	(777,517)	(4,954,610)
Reclamation deposits	115,180	(207,962)	(62,127)	(303,970)
Short-term investments	0	5,076,271	(5,076,271)	0
Acquisition of equipment	(7,623)	(35,893)	(223,176)	(2,131,235)
Proceeds from sale of royalty interest	5,000,000	0	0	5,000,000
Proceeds from sale of mineral property interest	451,892	104,914	1,491,391	2,048,197
Purchase of asset backed commercial paper	0	0	0	(4,031,122)
Acquisition of PacMag Metals Limited	0	0	0	(7,465,495)
Cash acquired on acquisition	0	0	0	837,263
Proceeds from sale of investments	0	0	5,734,895	5,734,895
Net cash provided by (used in) investing activities	5,509,449	1,027,330	1,087,195	(5,266,077)
Effect of foreign currency translation on cash and cash equivalents	(679,152)	(2,689)	899,971	1,013,521
Change in cash and cash equivalents during the period	42,445,708	(10,256,690)	(6,783,971)	46,701,216
Cash and cash equivalents, beginning of the year	4,255,508	14,512,198	21,296,169	0
Cash and cash equivalents, end of the year	46,701,216	4,255,508	14,512,198	46,701,216
Cash paid for interest during the period	0	0	0	0
Cash paid for income taxes during the period	$ 0	$ 0	$ 0	$ (152,190)